AB Active ETFs, Inc.

AB Tax-Aware Long Municipal ETF

Portfolio of Investments

August 31, 2024 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 96.1%
Long-Term Municipal Bonds – 94.4%
Alabama – 0.7%
County of Jefferson AL Sewer Revenue Series 2024 5.50%, 10/01/2053	$100	$109,219
Mobile County Industrial Development Authority (ArcelorMittal SA) Series 2024 5.00%, 06/01/2054	100	103,933

		213,152

Arizona – 10.6%
Arizona Industrial Development Authority (Pinecrest Academy of Nevada) Series 2020-A 4.00%, 07/15/2040(a)	125	114,629
Chandler Industrial Development Authority (Intel Corp.) Series 2022 5.00%, 09/01/2042	300	308,743
Maricopa County Industrial Development Authority (HonorHealth Obligated Group) Series 2019-A 4.125%, 09/01/2042	500	497,015
Salt River Project Agricultural Improvement & Power District Series 2023-A 5.00%, 01/01/2050	1,000	1,086,926
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.00%, 12/01/2037	1,000	1,107,643

		3,114,956

California – 3.8%
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021 4.00%, 02/01/2056(a)	100	85,473
CMFA Special Finance Agency VII (CMFA Special Finance Agency VII The Breakwater Apartments) Series 2021 3.00%, 08/01/2056(a)	100	70,853
Golden State Tobacco Securitization Corp. Series 2021-B
Zero Coupon, 06/01/2066	415	48,266
Series 2022 5.00%, 06/01/2051	360	373,654
San Francisco Intl Airport Series 2024 5.25%, 05/01/2044	500	545,936

		1,124,182

	Principal Amount (000)	U.S. $ Value

Colorado – 0.4%
Colorado Educational & Cultural Facilities Authority (Ascent Classical Academy Charter Schools, Inc.) Series 2024 5.80%, 04/01/2054(a)	$100	$104,527

District of Columbia – 5.6%
District of Columbia (District of Columbia Union Market TIF Area) Series 2024-A 5.125%, 06/01/2034(a)	100	101,925
Metropolitan Washington Airports Authority Aviation Revenue Series 2023-A 5.25%, 10/01/2040	1,000	1,103,909
Washington Metropolitan Area Transit Authority (Washington Metropolitan Area Transit Authority State Lease) Series 2020-A 5.00%, 07/15/2045	400	425,685

		1,631,519

Florida – 0.7%
Florida Development Finance Corp. (Brightline Trains Florida LLC) AGM Series 2024 5.25%, 07/01/2053	100	105,411
Florida Development Finance Corp. (SFP - Tampa I LLC) Series 2024 5.25%, 06/01/2059(a)	100	102,134

		207,545

Georgia – 7.4%
Fayette County Development Authority (United States Soccer Federation, Inc.) Series 2024 5.00%, 10/01/2044	100	106,713
Main Street Natural Gas, Inc. (Macquarie Group Ltd.) Series 2019-A 5.00%, 05/15/2043	1,000	1,034,202
Municipal Electric Authority of Georgia Series 2019 5.00%, 01/01/2063	1,000	1,021,803

		2,162,718

Illinois – 5.0%
Chicago Board of Education Series 2023-A 5.00%, 12/01/2034	150	162,128
6.00%, 12/01/2049	140	155,053
Illinois Finance Authority (Southern Illinois Healthcare Obligated Group) Series 2017 5.00%, 03/01/2047	400	402,612

	Principal Amount (000)	U.S. $ Value

Metropolitan Pier & Exposition Authority Series 2017 0.00%, 12/15/2042(b)	$350	$261,028
Series 2020 5.00%, 06/15/2050	210	217,509
State of Illinois Series 2023-B 5.50%, 05/01/2047	250	274,353

		1,472,683

Indiana – 2.4%
City of Valparaiso IN (Pratt Paper IN LLC) Series 2024 4.875%, 01/01/2044(a)	100	103,782
Indiana Finance Authority (Parkview Health System Obligated Group) Series 2024-A 5.00%, 11/01/2054(a)	100	105,368
Indiana Finance Authority (University of Evansville) Series 2022 5.25%, 09/01/2057	100	100,157
Indianapolis Local Public Improvement Bond Bank (Pan Am Plaza Hotel) Series 2023 6.00%, 03/01/2053	150	165,754
Series 2023-F 7.75%, 03/01/2067	100	108,142
BAM Series 2023 5.25%, 03/01/2067	100	107,234

		690,437

Kentucky – 0.7%
Kentucky Public Energy Authority (BP PLC) Series 2024-B 5.00%, 01/01/2055	200	217,175

Maryland – 1.3%
Maryland Economic Development Corp. (Purple Line Transit Partners LLC) Series 2022 5.25%, 06/30/2047	370	388,657

Nevada – 0.4%
State of Nevada Department of Business & Industry (DesertXpress Enterprises LLC) Series 2024 8.125%, 01/01/2050	100	100,957

New Hampshire – 3.4%
New Hampshire Business Finance Authority (University of Nevada Reno) BAM Series 2023 4.50%, 06/01/2053	1,000	1,005,423

	Principal Amount (000)	U.S. $ Value

New Jersey – 2.1%
New Jersey Transportation Trust Fund Authority (State of New Jersey Lease) Series 2023-B 5.25%, 06/15/2050	$575	$629,175

New York – 10.3%
Metropolitan Transportation Authority Series 2017
Zero Coupon, 11/15/2033	575	410,159
New York City Transitional Finance Authority (New York City Transitional Finance Authority Future Tax Secured Revenue) Series 2024 5.00%, 11/01/2037	100	115,772
New York State Urban Development Corp. (State of New York Sales Tax Revenue) Series 2023-A 5.00%, 03/15/2051	1,000	1,087,436
New York Transportation Development Corp. (JFK NTO LLC) Series 2023 5.375%, 06/30/2060	100	104,292
AGM Series 2024 5.00%, 06/30/2049	200	210,289
Port Authority of New York & New Jersey Series 2014 5.00%, 09/01/2025	1,000	1,001,422
Suffolk Regional Off-Track Betting Co. Series 2024 6.00%, 12/01/2053	100	105,035

		3,034,405

North Carolina – 3.9%
Greater Asheville Regional Airport Authority AGM Series 2023 5.00%, 07/01/2036	1,000	1,087,891
North Carolina Turnpike Authority AGM Series 2024 Zero Coupon, 01/01/2052	250	67,745

		1,155,636

Ohio – 4.2%
Buckeye Tobacco Settlement Financing Authority Series 2020-B 5.00%, 06/01/2055	100	91,895
Port of Greater Cincinnati Development Authority (Duke Energy Convention Center Project) Series 2024 5.00%, 12/01/2053	100	106,373
State of Ohio (University Hospitals Health System, Inc. Obligated Group) Series 2016 4.00%, 01/15/2046	1,100	1,049,064

		1,247,332

	Principal Amount (000)	U.S. $ Value

Oregon – 1.6%
Port of Portland OR Airport Revenue Series 2022-2 4.00%, 07/01/2047	$500	$478,322

Pennsylvania – 8.5%
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Department of Transportation) Series 2022 5.50%, 06/30/2039	300	333,141
Pennsylvania State University (The) Series 2023 5.25%, 09/01/2053	1,000	1,108,500
Pittsburgh Water & Sewer Authority AGM Series 2019-A 5.00%, 09/01/2044	1,000	1,055,446

		2,497,087

Puerto Rico – 0.5%
Commonwealth of Puerto Rico Series 2022-C Zero Coupon, 11/01/2043	178	112,299
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2051	100	24,406

		136,705

South Carolina – 5.5%
South Carolina Jobs-Economic Development Authority (Bon Secours Mercy Health, Inc.) Series 2020 5.00%, 12/01/2046	1,000	1,051,343
South Carolina Jobs-Economic Development Authority (Novant Health Obligated Group) Series 2024 5.50%, 11/01/2054	500	557,721

		1,609,064

Tennessee – 1.5%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.125%, 12/01/2042(a)	280	274,612
Series 2016-B Zero Coupon, 12/01/2031(a)	100	68,547
Shelby County Health & Educational Facilities Board (Madrone Memphis Student Housing I LLC) Series 2024 5.25%, 06/01/2056(a)	100	103,069

		446,228

	Principal Amount (000)	U.S. $ Value

Texas – 9.6%
Port of Beaumont Navigation District (Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group) Series 2024 5.25%, 01/01/2054(a)	$100	$106,216
Sherman Independent School District/TX Series 2023-B 5.00%, 02/15/2053	1,000	1,077,830
Texas Municipal Gas Acquisition & Supply Corp. IV (BP PLC) Series 2023-B 5.50%, 01/01/2054	500	563,024
Texas Water Development Board (State Water Implementation Revenue Fund for Texas) Series 2023-A 5.00%, 10/15/2058	1,000	1,075,275

		2,822,345

Virginia – 3.8%
Fairfax County Industrial Development Authority (Inova Health System Obligated Group) Series 2022 4.00%, 05/15/2042	1,000	1,005,698
James City County Economic Development Authority (Williamsburg Landing, Inc. Obligated Group) Series 2024-A 6.875%, 12/01/2058	100	110,728

		1,116,426

Wisconsin – 0.5%
Wisconsin Health & Educational Facilities Authority (Forensic Science & Protective Medicine Collaboration, Inc.) Series 2024 5.00%, 08/01/2027(a)	150	154,046

Total Long-Term Municipal Bonds (cost $27,285,263)		27,760,702

Short-Term Municipal Notes – 1.7%
Massachusetts – 1.7%
Massachusetts Development Finance Agency (Trustees of Boston University) Series 2018-U 3.80%, 10/01/2042(c) (cost $500,000)	500	500,000

Total Municipal Obligations (cost $27,785,263)		28,260,702

Company	Principal Amount (000)	U.S. $ Value

SHORT-TERM INVESTMENTS – 2.1%
U.S. Treasury Bills – 1.9%
United States – 1.9%
U.S. Treasury Bill Zero Coupon, 10/24/2024 (cost $575,766)	$580	$575,789

	Shares

Investment Companies – 0.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.16%(d) (e) (f) (cost $57,200)	57,200	57,200

Total Short-Term Investments (cost $632,966)		632,989

Total Investments – 98.2% (cost $28,418,229)(g)		28,893,691
Other assets less liabilities – 1.8%		523,762

Net Assets – 100.0%		$29,417,453

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at August 31, 2024	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
CDX-NAHY Series 42, 5 Year Index, 06/20/2029*	5.00%	Quarterly	3.21%	USD	720	$59,087	$46,138	$12,949

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	500	09/15/2031	1 Day SOFR	3.517%	Annual	$2,628	$—	$2,628
USD	480	06/15/2034	3.851%	1 Day SOFR	Annual	(14,525)	149	(14,674)
USD	400	06/15/2034	3.543%	1 Day SOFR	Annual	(2,539)	50	(2,589)
USD	600	08/15/2034	3.304%	1 Day SOFR	Annual	8,055	—	8,055
USD	240	08/15/2034	3.450%	1 Day SOFR	Annual	267	—	267
USD	200	07/15/2044	1 Day SOFR	3.897%	Annual	10,128	—	10,128
USD	1,700	01/13/2045	1 Day SOFR	4.057%	Annual	125,407	—	125,407
USD	200	12/09/2053	3.381%	1 Day SOFR	Annual	3,329	—	3,329

						$132,750	$199	$132,551

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At August 31, 2024, the aggregate market value of these securities amounted to $1,495,181 or 5.1% of net assets.

(b)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at August 31, 2024.
(c)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.
(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)

As of August 31, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $659,395 and gross unrealized depreciation of investments was $(38,433), resulting in net unrealized appreciation of $620,962.

As of August 31, 2024, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 12.9% and 0.0%, respectively.

Glossary:

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

CDX-NAHY – North American High Yield Credit Default Swap Index

SOFR – Secured Overnight Financing Rate

AB Active ETFs, Inc.

AB Tax-Aware Long Municipal ETF

August 31, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2024:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$27,760,702	$—	$27,760,702
Short-Term Municipal Notes	—	500,000	—	500,000
Short-Term Investments:
U.S. Treasury Bills	—	575,789	—	575,789
Investment Companies	57,200	—	—	57,200

Total Investments in Securities	57,200	28,836,491	—	28,893,691
Other Financial Instruments(a):
Assets:
Centrally Cleared Credit Default Swaps	—	59,087	—	59,087
Centrally Cleared Interest Rate Swaps	—	149,814	—	149,814
Liabilities:
Centrally Cleared Interest Rate Swaps	—	(17,064)	—	(17,064)

Total	$57,200	$29,028,328	$—	$29,085,528

(a)

Other financial instruments include reverse repurchase agreements and derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended August 31, 2024 is as follows:

Fund	Market Value 11/30/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 08/31/2024 (000)	Dividend Income (000)
Government Money Market Portfolio	$0	$6,619	$6,562	$57	$7